ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional Information To Statements Of Comprehensive Loss
Cost of revenues - lease	$ 3,090	$ 3,201	$ 2,656
Cost of revenues - sales	3,509	1,857	2,473
Cost of revenues	$ 6,599	$ 5,058	$ 5,129